Preferred stock	12 Months Ended
Mar. 31, 2016
Preferred stock

13. Preferred stock

The composition of preferred stock at March 31, 2014, 2015 and 2016 is as follows:

2014	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	602,100,700	1,000	Yes
Thirteenth series class XIII preferred stock	—	36,690,000	—	—	—	—
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,251,442,000	914,752,000	602,100,700

2015	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	701,631,100	1,000	Yes
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,214,752,000	914,752,000	701,631,100

2016	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (1)	914,752	914,752,000	914,752,000	815,828,400	1,000	Yes
First series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Second series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Third series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
Fourth series class XIV preferred stock (2)	—	900,000,000	—	—	—	—
First series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Second series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Third series class XV preferred stock (3)	—	900,000,000	—	—	—	—
Fourth series class XV preferred stock (3)	—	900,000,000	—	—	—	—
First series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Second series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Third series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—
Fourth series class XVI preferred stock (4)	—	1,500,000,000	—	—	—	—

Total	914,752	4,214,752,000	914,752,000	815,828,400

Notes:

(1)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(2)	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
(3)	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
(4)	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.

Holders or registered pledgees of preferred stock are entitled to receive annual dividends, and distribution of residual assets of MHFG as set out above at the liquidation value per share, prior to holders of common stock but pari passu among themselves. MHFG may pay up to one-half of the annual dividend payable on each class of preferred stock as an interim dividend. Dividends on preferred stock are not cumulative. Holders of preferred stock are not entitled to vote at a general meeting of shareholders except where the articles of incorporation entitle holders of preferred stock to vote.

In June 2013, MHFG newly authorized class XIV preferred stock, class XV preferred stock and class XVI preferred stock in relation to meet the requirements of Basel III. Under Basel III, in order for preferred stock issued by a bank holding company to be included as its regulatory capital under the capital adequacy requirements, the terms and conditions of the preferred stock are required to include a provision that in the event the bank holding company is considered to be non-viable, (1) a write-off of the relevant preferred stock or (2) a conversion of the relevant preferred stock into common stock shall be effected (a loss-absorption clause). In respect of class XI preferred stock, and class XIII preferred stock, which were authorized before the implementation of Basel III in the articles of incorporation of MHFG, it is not possible to include the foregoing loss-absorption clause in the terms and conditions of those preferred stock under the current provisions of the articles of incorporation. Therefore, class XIV preferred stock, class XV preferred stock and class XVI preferred stock were newly authorized so that the foregoing loss-absorption clause can be included in the terms and conditions of class XIV preferred stock, class XV preferred stock and class XVI preferred stock by a resolution of the board of directors relating to the issuance of the relevant preferred stock. Besides the foregoing loss-absorption clause, provisions regarding the preferred stock dividends, distribution of residual assets, acquisition clause and rights to request acquisition in respect of class XIV preferred stock, class XV preferred stock and class XVI preferred stock were newly established. In addition, each of class XIV preferred stock, class XV preferred stock and class XVI preferred stock was established in multiple series as a separate class of shares in order to enable MHFG to issue those preferred stock in multiple series.

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. The material terms and conditions of conversion are as follows:

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥282.90 on or after August 30, 2011; to be reset on July 1, 2015 (a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥282.90.

Note:	Subject to adjustment, in the event of issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

All preferred stock shares which have not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥282.90.

The following table shows the changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2014, 2015 and 2016:

Class of stock	Issued at March 31, 2013	Net change	Issued at March 31, 2014	Net change	Issued at March 31, 2015	Net change	Issued at March 31, 2016
	(number of shares)
Eleventh series class XI preferred stock (1) (2)	914,752,000	—	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690,000	(36,690,000)	—	—	—	—	—

Total	951,442,000	(36,690,000)	914,752,000	—	914,752,000	—	914,752,000

Class of stock	Aggregate amount at March 31, 2013	Net change	Aggregate amount at March 31, 2014	Net change	Aggregate amount at March 31, 2015	Net change	Aggregate amount at March 31, 2016
	(in millions of yen)
Eleventh series class XI preferred stock (1) (2)	914,752	—	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	(36,690)	—	—	—	—	—

Total	951,442	(36,690)	914,752	—	914,752	—	914,752

Notes:

(1)	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted into common stock but not yet cancelled.
(2)	All shares of the eleventh series class XI preferred stock were converted into common stock on July 1, 2016 and cancelled on July 13, 2016.